SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued which is up to and through May 14, 2026. There are two types of subsequent events: (i) recognized, or those that provide additional evidence with respect to conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing consolidated financial statements, and (ii) nonrecognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date.

During the period April 1, 2026 through May 12, 2026, the Company raised approximately $2.3 million through sales of its common stock under the Equity Purchase Agreement with Yield Point, pursuant to which the Company issued and aggregate 3,080,000 shares of common stock.

On April 21, 2026, the Company provided an update on the revised non-binding memorandum of understanding with Kustom Entertainment, Inc. (“Kustom”) for the acquisition of Kustom’s legacy video solutions segment. The transaction is expected to contribute approximately $5.1 million in annual revenue and an estimated $8.0 million backlog comprised of established contracts and recurring subscription revenue.

On May 7, 2026, the Company announced it has executed a binding agreement to acquire Halo Privacy, an industry-leading secure communications company, and fully integrate its elite digital investigations and attribution arm, HavenX. The Company expects to close the transaction within 45 days. This acquisition builds on Cycurion’s disciplined growth strategy by delivering innovative new products and capabilities that directly address its clients’ evolving needs for security, privacy, proactive threat defense and operational efficiency.

23.	SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued which is up to and through March 31, 2026. There are two types of subsequent events: (i) recognized, or those that provide additional evidence with respect to conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing consolidated financial statements, and (ii) nonrecognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date.

On January 22, 2026, the Company announced that it has entered into a Memorandum of Understanding to acquire the video-solutions division of Kustom Entertainment, Inc., a pioneer in mobile video surveillance technologies, including body-worn cameras, in-car video systems, and digital evidence management solutions for law enforcement, public safety, and commercial sectors.

On February 3, 2026, the Company announce that Litchfield Hills Research has initiated coverage on Cycurion.

On February 11, 2026, the Company announced a strategic business reorganization that will streamline operations, enhance organizational agility, and position the Company for long-term growth.

On March 19, 2026, the Company held a special meeting of stockholders (the “Special Meeting”) to vote on the proposals identified in the proxy statement filed with the SEC and mailed to stockholders on February 2, 2026. As of the record date on January 21, 2026, there were a total of 5,148,411 shares of Voting Stock (as defined below) issued and outstanding, consisting of 4,188,187 shares of Common Stock, par value $0.0001 per share (the “Common Stock”), and 960,224 shares of preferred stock, par value $0.0001 per share, having voting rights on as as-if-converted-to- Common Stock basis (the “Preferred Voting Stock”, and together with the Common Stock, the “Voting Stock”), each of which is entitled to one vote. A total of 2,611,518 shares of the Company’s Voting Stock were represented at the Special Meeting either in person or by proxy. At the Special Meeting, the Company’s stockholders voted on the following matters and approved the proposal to approve, pursuant to Nasdaq Listing Rule 5635(d), the issuance of up to an aggregate of 3,314,920 shares of Common Stock upon the exercise of certain Common Stock purchase warrants issued in connection with our private placement that closed on December 5, 2025, that may be equal to or exceed 20% of our outstanding shares of Common Stock immediately prior to such offering.

On March 17, 2026, the Company issued a press release in response to an unauthorized press release.

On March 25, 2026, the Company announced two new contract awards which are expected to generate approximately $1.35 million in combined revenue in 2026, including $1.165 million in new annual recurring revenue. The awards include a multi-year engagement with a large healthcare government agency and an expanded relationship with the National Association of County and City Health Officials.